STOCKHOLDERS EQUITY	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCKHOLDERS EQUITY

NOTE 9 – STOCKHOLDERS EQUITY

The Company is authorized to issue up to 195,000,000 shares of common stock, par value $0.001, and up to 5,000,000 shares of convertible preferred stock, par value $0.001.

Each share of the convertible preferred stock can be exchanged for ten (10) shares of common stock of the Company.

During January 2010, the Company issued 14,370,816 shares to founders for services. The shares were valued at the fair value on the date of grant of $38 ($.000003 per share).

During March 2010, the Company issued 5,134,375 shares for cash of $133,000 ($.026 per share).

During June 2010, the Company issued 285,958 shares for cash of $20,000 ($.07 per share).

During 2010, the Company issued 790,927 shares for services with a fair value on the date of grant of $110,635 ($.14 per share).

During 2010, a related party shareholder contributed $9,057 of salary back to the Company. The amount was recorded as an in-kind contribution by the shareholder.

During January 2011, the Company issued 207,319 shares of common stock for software development with a fair value of $29,000, based on a recent cash offering price ($.139 per share).

On March 16, 2011 (the “Closing Date”) the Company was deemed to have issued 638,602 convertible preferred shares and 12,403,374 common shares for the acquisition of 100% of MMAX Media, Inc. (“MMAX”) pursuant to a reverse acquisition. The shares were valued at the closing stock price on the date of acquisition which equaled a fair value of $4,696,072 (See note 5).

On the Closing Date March 16, 2011, the Company completed a private placement (the “Private Placement”) and sold an aggregate of 2,000,000 shares of restricted shares of Common Stock to 10 accredited investors for gross proceeds of $250,000 ($.125 per share) and paid direct offering costs of $8,788.

From the period March 17, 2011 to September 30, 2011 the Company sold an additional 2,290,000 shares of common stock for gross proceeds of $286,250 ($.125 per share).

During the nine months ended September 30, 2011, the Company issued 100,000 shares of common stock for legal services with a fair value of $12,500 based on a recent cash offering price ($.125 per share).

During the nine months ended September 30, 2011, the Company issued 144,000 shares of common stock for the conversion of a note payable of $15,000. In addition the Company recorded a beneficial conversion expense of $3,000 based on a recent cash offering price ($.125 per share).

During the nine months ended September 30, 2011, the Company issued 250,000 shares of common stock for financing costs on notes payable of $31,250 based on a recent cash offering price ($.125 per share) (see note 7).

On May 11, 2011, 176,335 shares of convertible preferred stock were converted into 1,763,350 shares of common stock.

On June 30, 2011, 184,534 shares of convertible preferred stock were converted into 1,845,340 shares of common stock.

On July 1, 2011 the Company issued 20,000 shares of common stock for services with a fair value of $6,000 ($.30 per share).

On July 12, 2011, 193,576 shares of convertible preferred stock were converted into 1,935,760 shares of common stock.

On August 11, 2011, 84,157 shares of convertible preferred stock were converted into 841,570 shares of common stock.

On September 9, 2011 the Company issued 200,000 shares of common stock for services with a fair value of $52,000 ($.26 per share).

On September 30, 2011 the Company has issued a total of 63,750 shares of common stock value at $16,575 ($.26 per share) as payment for liquidated damages.

Options and Warrants

The following tables summarize all warrant grants to consultants for the nine months ended September 30, 2011, and the related changes during these periods are presented below.

	Number of Options and Warrants	Weighted Average Exercise Price
Stock Options and Warrants
Balance at December 31, 2010	—	—
Granted	11,200,000	$0.22
Exercised	—
Expired	—
Balance at September 30, 2011	11,200,000	$0.22
Warrants Exercisable at September 30, 2011	3,100,000	$0.19
Weighted Average Fair Value of Options and Warrants Granted During 2011		$0.22

Of the total options and warrants granted, 3,100,000 are fully vested, exercisable and non forfeitable.

The following table summarizes information about options and warrants for the Company as of September 30, 2011:

	2011 Options and Warrants Outstanding			Options and Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at September 30 2011	Weighted Average Exercise Price
$.16 to $.26	11,200,000	3.70	$0.22	3,100,000	$0.19

On March 24, 2011, the Company granted 500,000 three year warrants having an exercise price of $0.25 per share to a consultant for services. The warrants vest immediately. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 72%, risk free interest rate of .72%, and expected life of 2 years. For the three and nine months ended September 30, 2011 the Company expensed $0 and $12,322, respectively their fair value.

On July 7, 2011, the Company granted options to purchase 200,000 shares of its common stock having an exercise price of $0.26 per share to a consultant. Options to purchase 100,000 shares are exercisable upon the date of grant and the remaining options to purchase 100,000 shares are exercisable six months from the date of grant. The options expire on July 7, 2012. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .17%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $23,895 and $23,895, respectively their fair value.

On July 7, 2011, the Company granted options to purchase 100,000 shares of its common stock to a consultant at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .17%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $15,930 and $15,930, respectively their fair value.

On July 7, 2011, the Company granted options to purchase 100,000 shares of its common stock to an employee at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 173%, risk free interest rate of .17%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $15,930 and $15,930 respectively their fair value.

On September 8, 2011, the Company granted options to purchase 2,000,000 shares of its common stock to consultants at an exercise price of $0.16 per share. The options vest immediately. The options expire on September 8, 2015.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 182%, risk free interest rate of .12%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $304,672 and $304,672, respectively their fair value.

On September 8, 2011, the Company granted options to purchase 8,000,000 shares of its common stock to consultants at an exercise price of $0.23 per share. The options vest over various terms for each consultant ranging from 2-3 years. The options expire on September 8, 2015.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 182%, risk free interest rates of .19% to .33% based on expected life, and expected lives of 2 or 3 years. For the three and nine months ended September 30, 2011 the Company expensed $84,511 and $84,511, respectively their fair value.

On September 9, 2011, the Company issued options to purchase 300,000 shares of its common stock to a consultant at an exercise price of $0.18 per share. The options vest immediately. The options expire on September 9, 2012.  The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 182%, risk free interest rate of .12%, and expected life of 1 year. For the three and nine months ended September 30, 2011 the Company expensed $54,653 and $54,653, respectively their fair value.

NOTE 7 MEMBER EQUITY

During January 2010, the Company issued 201.02 units to founders for services. The units were valued at the fair value on the date of grant of $38.

During March 2010, the Company issued 71.82 units for cash of $133,000.

During June 2010, the Company issued 4 units for cash of $20,000.

During January, 2010, the Company issued 11.06 units for services with a fair value on the date of grant of $110,635.

During 2010, the managing member contributed $9,057 of salary back to the Company. The amount was recorded as an in-kind contribution by the managing member.

On May 31, 2010 the Company effected a 5.4 to 1 forward split of its units. The financial statements have been retroactively adjusted to reflect the unit split.